Cost of Improvements to Concession Assets - Summary of Cost of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost Of Improvements To Concession Assets [Abstract]
Cost of improvements to concession assets	$ 1,440,204	$ 1,312,491	$ 1,676,037